SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1
STATEMENT BY REGISTERED CLOSED-END INVESTMENT COMPANY
WITH RESPECT TO PURCHASES OF ITS OWN SECURITIES
PURSUANT TO RULE N-23C-1 DURING

REPORT FOR CALENDAR MONTH   JANUARY 1998

		                     THE GERMANY FUND, INC.
           (Name of registered closed-end investment company)

               				               Approx. Asset
Date  	          # of   Price    Value or Approx   Name of seller
Each   Ident    Shares   Per    Asset Cov/Share        or of
Trans of Sec   Purch    Share   at Time of Purch   Seller's Broker

1-2     GER	     9900    14.656	    	16.40	            Weeden & Co.
1-2     	" "	   25100    14.6125	    16.40
1-5		    " " 	 100000	   14.7981	    16.90                 " "
1-6		    " "	  195000	   14.6982	    16.49	          	     " "
1-7		    " "	   10000	   14.4375     16.68	                " "
1-9		    " "	  215500	   13.9773   	 16.18	                " "
1-12		   " "	   25000    13.10	  	   15.66	                " "
1-13		   " "	   25000	   13.75       15.94		               " "
1-14		   " "	   10000    13.75       15.76	                " "
1-15		   " "	   14000    13.6696	    15.63	          	     " ".
1-16		   " "	   14000	   13.897	  	  15.74	          	     " "
1-20		   " "	   14000	   13.625	  	  16.07		               " "
1-21		   " "	   14000    13.5401	    16.04	            	   " "
1-22		   " "	    5000	   13.375	  	  16.12		               " "
1-23		   " "	   14000    13.2616	    16.24	                " "
1-26		   " "	    6000	   13.375	     16.30                 " "
1-27		   " "	   40000	   13.625	     16.44		               " "
1-28		   " "	   20500	   13.8277	    16.60	                " "
1-29		   " "	   50000	   13.8437	    16.56		               " "
1-30		   " "	   15000   	13.8125     16.55			              " "

 The Germany Fund, Inc.
   Name of Registrant
	By Joseph Cheung - Treasurer
Date of Statement          2/10/98